Exhibit 99..2

Capital One Auto Finance Trust

Series 2007-C

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
Scheduled and Prepayment Principal Cash Received	16,570,432.62
Liquidation Proceeds Collected During Period	0.00
Receivables Repurchase Amounts	67,873.55
Interest Collected on Receivables	7,416,584.63
Swap Termination Account	0.00
Return of Excess Deposit - Prefunding Account	0.00
Advances from the Reserve Fund	0.00
Release from Reserve Fund Account	0.00
Investment Earnings on Trust Accounts
Collection Account	37,893.59
Transfer from Reserve Fund	36,030.81
Transfer from Pre-Funding Account	0.00
Net Swap Receipts	148,560.43
Optional Note Redemption Prepayment Amount	0.00
Total Available Funds		24,277,375.63

Distributions:
Trustee Fees	0.00
Servicing Fees	1,229,510.44
Net Swap Payments	0.00
Class A Noteholders’ Accrued Note Interest	3,864,838.80
Shortfall - Class A Noteholders’ Accrued Note Interest	0.00
Note Insurer Premium and Reimbursement Obligations due Note Insurer	141,667.00
First Allocation of Principal	0.00
Accrued and Unpaid Premium and Reimbursement Obligations, due Note Insurer	0.00
Second Allocation of Principal	19,041,359.39
Deposit/(Release) to/from Reserve Account, to Required Level	0.00
Swap Termination Payments
Other Amounts Due to the Trustee	0.00
Optional Note Redemption Amount / EOD Prin Pay	0.00
Distribution to the Equity Certificate Holder	0.00
Total Distributions		24,277,375.63

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

Beginning of Period Aggregate Principal Balance		819,673,629.34
Purchase of Subsequent Receivables		0.00
Monthly Principal Amounts	9,402,297.83
Regular Principal Received	7,168,134.79
Prepaid Principal Received	0.00
Defaulted Receivables	67,169.73
Principal Portion of Repurchased Receivables	1,183.77
Cram Down Losses and other non-cash adjustments
Total Monthly Principal Amounts		16,638,786.12
End of Period Aggregate Receivables Balance		803,034,843.22
Pool Factor (End of Period Aggregate Receivables Balance / Original Pool Balance)		0.979701

RECONCILIATION OF PRE-FUNDING ACCOUNT:

Beginning of Period Pre-Funding Account Balance		0.00
Purchase of Subsequent Receivables	0.00
Investment Earnings	0.00
Investment Earning Transfer to Collection Account	0.00
Payment of Mandatory Prepayment Amount	0.00
End of Period Pre-Funding Account Balance		0.00

RECONCILIATION OF RESERVE ACCOUNT:

Beginning of Period Reserve Account balance		12,295,104.44
Deposits to Reserve Account - Subsequent Fundings		0.00
Subtotal		12,295,104.44
Reserve Account Requirement	12,295,104.44
Reserve Acount Shortfall / (Excess)	0.00
Deposit to Reserve Fund, to Required Level		0.00
Release from Reserve Account		0.00
End of Period Reserve Account Balance		12,295,104.44
Change in Reserve Account Balance from Prior Period		0.00
EOP Shortfall		0.00

PREFUNDED LOANS:

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance

Initial Purchase	48,201	10/04/2007	10/11/2007	$819,673,629.34

Subsequent Purchase #1	0			$0.00

Subsequent Purchase #2	0			$0.00

Subsequent Purchase #3	0			$0.00

Total	48,201			$819,673,629.34

ASSET PERFORMANCE:

Monthly Period And Cumulative number of Receivables Calculation:	Cumulative	Current

Beginning Number of Receivables	48,201	48,201

Number of Subsequent Receivables Purchased	0	0

Number of Receivables Defaulted During Period	0	0

Number of Receivables Becoming Purchased Receivables During Period	4	4

Number of Receivables Paid-Off During Period	455	455

Ending Number of Receivables	47,742	47,742

		Total, Incl. Subseq.
Statistical Data (Current and Historical):	Initial	Additions	Prev. Month	Current

Weighted Average APR of the Receivables	12.88%	12.88%	0.00%	12.90%

Weighted Average Remaining Term	61.48	61.48	0.00	61.09

Weighted Average Original Term	66.60	66.60	0.00	66.60

Average Receivable Balance	$17,005.32	$17,005.32	$0.00	$16,820.30

Receivables with Scheduled Payment Delinquent
(excludes repossessed assets)

	Units	Dollars	Percentage

31-60 days	1,072	$19,643,239	2.40%

61-90 days	12	$246,552	0.03%

over 90 days	0	$0	0.00%

Receivables Delinquent More than 60 Days at End of Period	12	$246,552	0.03%

	Units	Dollars	Percentage
Total Repossessed Assets at End of Collection Period	11	$189,134.05	0.02%

PERFORMANCE TESTS:

Delinquency Ratio:
Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	246,551.99
Beginning of Period Principal Balance	819,673,629.34
Delinquency Ratio		0.03%
Previous Monthly Period Delinquency Ratio		0.00%
Second Previous Monthly Period Delinquency Ratio		0.00%
3 Month Average Delinquency Ratio		0.03%

Compliance with Accelerated Reserve Fund Trigger? Three Month Average Delinquency Ratio for Period 1 < 7.00%?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Three Month Average Delinquency Ratio for Period 1 < 8.00%?	Yes

Cumulative Net Charge-off Rate:
Net Losses since the Initial Cut-off Date (Beginning of Period)		0.00
Receivables becoming Defaulted Receivables during period	0.00
Cram Down Losses and other non-cash adjustments occurring during period	1,183.77
Liquidation Proceeds collected during period	0.00
Net Losses during period	1,183.77
Net Losses since Initial Cut-off Date (End of Period)		1,183.77
Cumulative Net Loss Ratio (Net Losses since the Initial Cut-off Date) / (Original Aggregrate Principal Balance)		0.00%

Compliance with Accelerated Reserve Fund Trigger? Cumulative Net Loss Ratio for Period 1 < N/A?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Cumulative Net Loss Ratio for Period 1 < N/A?	Yes

Extension Rate:
Number of Receivables extended during current period	91
Beginning of Period Loans Outstanding	48,201
Extension Rate		0.19%
Previous Monthly Extension Rate		0.00%
Second previous Monthly Extension Rate		0.00%
Average Extension Rate		0.19%

Compliance with Extension Test? (Pass is an Average Extension Rate less than 4%)	Yes

OFFICER’S CERTIFICATION:

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Report as dated below.

OFFICERS’ CERTIFICATE

The undersigned hereby certifies that he or she is an Authorized Officer of Capital One Auto Finance, Inc. (the “Servicer”) and this Monthly Servicer Report complies with the requirements of, and is being delivered pursuant to, the Servicing Agreement dated as of October 11, 2007, as amended, by and among Capital One Auto Receivables, LLC, as Seller, the Servicer, Capital One Auto Finance 2007-C, as Issuer, and Deutsche Bank Trust Company Americas, as Indenture Trustee.

CAPITAL ONE AUTO FINANCE, INC.
as Servicer

By:	/s/ Franklin A. Thacker
Name:	Franklin A. Thacker
Title:	Authorized Officer
Date:	11/09/2007